Earnings (loss) per share and ADS	12 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
20.	Earnings (loss) per share and ADS

For the years ended March 31, 2012, 2013 and 2014, the following table sets forth the computation of basic and diluted earnings per share and ADS:

		Year ended March 31,
		2012		2013		2014
Net loss		US$	(7,677,245)	US$	(11,432,223)	US$	(7,471,406)
Weighted average equity shares for basic and diluted earnings (loss) per share			13,758,635		13,795,178		13,795,178
Earnings /(loss) per share	– basic		(0.558)		(0.828)		(0.542)
	– diluted		(0.558)		(0.828)		(0.542)
Earnings / (loss) per ADS	– basic		(0.279)		(0.414)		(0.271)
	– diluted		(0.279)		(0.414)		(0.271)

Potentially dilutive shares relating to outstanding employee stock option aggregating 324,027, 140,247 and 124,214 as at March 31, 2012, 2013 and 2014, respectively have been excluded from the computation of diluted earnings per share for these periods as their effect was anti-dilutive.